Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 32,199	$ 10,845
Debt instruments	2,257,498	2,427,879
Total	2,289,697	2,438,724
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	32,199	10,845
Debt instruments	2,257,498	2,427,879
Total	2,289,697	2,438,724
Level 2 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Total	0	0
Level 3 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Total	$ 0	$ 0